SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Shares issued for conversion of Series C Preferred stock

Between July 2026 and August 2026, the Company issued a total of 436,340 shares of common stock for common stock issuable as of June 30, 2026 which relates to conversion of shares of Series C Preferred stock (see Note 8).

In August 2026, the Company issued an aggregate of 2,204,660 shares of its common stock as a result of the conversion of 150 shares of Series C Preferred stock.

In September 2026, the Company issued an aggregate of 328,000 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock.

Shares issued for exercise of Series C Warrants

On August 4, 2026, the Company received aggregate gross proceeds of $500,000 from the exercise of approximately 50 Series C Warrants with an exercise price of $10,000 per share and issued 50 shares of Series C preferred stock.

On August 31, 2026, the Company received aggregate gross proceeds of $1,500,000 from the exercise of approximately 150 Series C Warrants with an exercise price of $10,000 per share and issued 50 shares of Series C preferred stock.

Settlement Payment

In July 2026, the Company paid $75,000 and issued 51,289 shares of the Company’s common stock valued at $75,000 pursuant to the settlement agreement and release with the Investment Firm (see Note 9).

Repurchase Plan

Between July 2026 and August 2026, the Company repurchased 320,031 shares of its common stock under the Repurchase Plan for an aggregate purchase price of approximately $500,000, at an average purchase price of $1.56 per share. The shares repurchased are recorded as treasury stock at cost and presented as a reduction of stockholders’ equity in the Company’s consolidated balance sheets.

Shares issued for services

On July 24, 2026, the Company issued an aggregate of 3,500,000 shares of common stock to certain officers, an employee, directors and consultants for services rendered in July 2026. Those shares were valued at approximately $1.37 per share or $4,795,000, being the closing price of the stock on the date of grant.